Carve-Out Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
CURRENT ASSETS:
Prepaid and other current assets			$ 62,810
Deferred offering costs	$ 796,870	493,075
Total current assets	796,870	493,075	62,810
Intangible assets, net	63,653	178,341	407,718
Goodwill	345,711	345,711	345,711
Total non-current assets	409,364	524,052	753,429
TOTAL ASSETS	1,206,234	1,017,127	816,239
CURRENT LIABILITIES:
Accounts payable and accrued expenses	10,531	127,217	12,845
Total liabilities	10,531	127,217	12,845
Parent's net investment	1,195,703	889,910	803,394
TOTAL LIABILITIES AND PARENT'S NET INVESTMENT	$ 1,206,234	$ 1,017,127	$ 816,239